File Nos. 002-98772

811-04347

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

ON DECEMBER 18, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 187	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 233	☒

GMO TRUST

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant’s telephone number, including area code)

J.B. Kittredge, Esq.

GMO Trust

40 Rowes Wharf

Boston, Massachusetts 02110

(Name and address of agent for service)

with a copy to:

Thomas R. Hiller, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On , pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On , pursuant to paragraph (a)(2) of Rule 485.

This filing relates solely to GMO SGM Major Markets Fund (formerly known as GMO Systematic Global Macro Opportunity Fund). No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

GMO TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 187 under the 1933 Act and Amendment No. 233 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 18th day of December, 2015.

GMO Trust

By:	SHEPPARD N. BURNETT*
Sheppard N. Burnett
Title:	Chief Executive Officer;
Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 187 to GMO Trust’s Registration Statement under the 1933 Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

SHEPPARD N. BURNETT* Sheppard N. Burnett	Chief Executive Officer; Principal Executive Officer	December 18, 2015

CARLY CUSHMAN* Carly Cushman	Treasurer; Chief Financial Officer; Chief Accounting Officer; Principal Financial and Accounting Officer	December 18, 2015

PAUL BRAVERMAN* Paul Braverman	Trustee	December 18, 2015

DONALD W. GLAZER* Donald W. Glazer	Trustee	December 18, 2015

J.B. KITTREDGE* J.B. Kittredge	Trustee	December 18, 2015

PETER TUFANO* Peter Tufano	Trustee	December 18, 2015

* By:	/s/ Douglas Y. Charton
Douglas Y. Charton Attorney-in-Fact**

**	Pursuant to Powers of Attorney for each of Paul Braverman, Donald W. Glazer, J.B. Kittredge and Peter Tufano filed with the SEC as part of Post-Effective Amendment No. 186 to the Registration Statement under the 1933 Act and Amendment No. 232 to the Registration Statement under the 1940 Act on December 1, 2015 and pursuant to Powers of Attorney for each of Sheppard N. Burnett and Carly Cushman filed with the SEC as part of Post-Effective Amendment No. 186 to the Registration Statement under the 1933 Act and Amendment No. 232 to the Registration Statement under the 1940 Act on December 1, 2015.

GMO SGM MAJOR MARKETS FUND 485(b) FILING (XBRL)

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.INS	XBRL Instance Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.SCH	XBRL Taxonomy Extension Schema Document

Other.
1	Certificate of Clerk of the Trust certifying resolution by the Board of Trustees of the Trust required pursuant to Rule 483 under the Securities Act of 1933.